Income Taxes - Deferred Tax Assets and Reconciliation of Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Current deferred tax assets:
Accounts receivable, principally due to allowance for doubtful accounts	$ 962	$ 1,165
Accrued expenses	12,077	12,976
Inventory capitalization	2,356	2,356
Gross current deferred tax assets	15,395	16,497
Less valuation allowance	(15,395)	(16,497)
Net current deferred tax assets	0	0
Non-current deferred tax assets:
Derivative instruments	17,870	20,219
Pension and other postretirement benefit obligation	8,922	7,489
Long-lived and intangible assets, principally due to differences in depreciation and amortization	160,131	183,794
Net operating losses	242,272	204,955
Gross non-current deferred tax assets	429,195	416,457
Less valuation allowance	(429,195)	(416,457)
Net non-current deferred tax assets	0	0
Reconciliation of Uncertain Tax Positions [Roll Forward]
Uncertain tax positions, beginning balance	5,033	4,913
Decreases based on tax positions of prior years	(399)
Increases based on tax postions of prior years	43	120
Uncertain tax positions, ending balance	$ 4,677	$ 5,033